Financial Instruments (Details) - Schedule of financial liabilities - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of financial liabilities [Abstract]
Loan from others, Carrying amount	₪ 84,477	₪ 94,658
Loan from others, Fair value	63,252	60,421
Total, Carrying amount	84,477	94,658
Total, Fair value	₪ 63,252	₪ 60,421